Other Long-term Liabilities (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Liability, Current And Noncurrent [Line Items]
Deferred income tax liability	$ 14,283	$ 13,793	$ 30,067
Deferred compensation and non‑qualified savings plans	24,704	24,379	21,549
Tax indemnification liability	0	0	14,011
Deferred rent	9,188	9,447	9,539
Lease abandonment liability	2,756	3,244	5,867
Interest rate swap	0	59	1,316
Other	2,393	2,655	1,911
Other long‑term liabilities	$ 53,324	$ 53,577	$ 84,260